SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign currency translation and foreign currency risks (Details)
€ in Thousands, ¥ in Thousands, ¥ in Thousands, Rp in Thousands, RM in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 CNY (¥)
RMB
Cash and restricted cash | ¥	¥ 7,013,932								¥ 6,601,979
USD
Cash and restricted cash	603,370	$ 85,189
HKD
Cash and restricted cash	130,946		$ 144,501
JPY
Cash and restricted cash	1,031			¥ 20,542
EUR
Cash and restricted cash	1,150				€ 146
SGD
Cash and restricted cash	49,105					$ 9,132
MYR
Cash and restricted cash	73,502						RM 47,682
IDR
Cash and restricted cash	44,896							Rp 97,388,479
In PRC | RMB
Cash and restricted cash | ¥	6,922,573
In PRC | USD
Cash and restricted cash		38,502
In Hong Kong SAR | RMB
Cash and restricted cash | ¥	90,741
In Hong Kong SAR | USD
Cash and restricted cash		10,173
In Hong Kong SAR | HKD
Cash and restricted cash			113,160
In Hong Kong SAR | JPY
Cash and restricted cash | ¥				¥ 20,542
In Hong Kong SAR | EUR
Cash and restricted cash | €					€ 146
In Singapore | RMB
Cash and restricted cash | ¥	¥ 618
In Singapore | USD
Cash and restricted cash		8,886
In Singapore | HKD
Cash and restricted cash			18
In Singapore | SGD
Cash and restricted cash						$ 9,132
In Macau SAR | HKD
Cash and restricted cash			$ 31,323
In US | USD
Cash and restricted cash		9
In Malaysia | USD
Cash and restricted cash		22,643
In Malaysia | MYR
Cash and restricted cash | RM							RM 47,682
In Indonesia | USD
Cash and restricted cash		$ 4,976
In Indonesia | IDR
Cash and restricted cash | Rp								Rp 97,388,479